Share-Based Payment (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Expected volatility	43.00%	47.00%
Risk-free interest rate	1.63%	3.06%
Expected dividend yield	0.00%	0.00%
Fair market value per common share	$ 5.25	$ 5.80
Minimum [Member]
Exercise multiples	$ 2.2	$ 2.2
Forfeited rates	9.00%	5.00%
Maximum [Member]
Exercise multiples	$ 2.8	$ 2.8
Forfeited rates	10.00%	10.00%